Provision for reclamation	12 Months Ended
Aug. 31, 2024
Provision for reclamation

13.	Provision for reclamation

The Company's reclamation and closure obligations relates to the cost of removing and restoring the Buckreef Gold Project in Tanzania. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and other costs. This estimate depends on the development of an environmentally acceptable mine closure plan.

A reconciliation for reclamation expenses is as follows:

For the year ended August 31, 2024
Balance at beginning of year	$833
Increase in estimate for provision for reclamation	486
Change in discount rate	(336)
Accretion of provision for reclamation (Note 25)	108
Balance at end of year	$1,091

The provision for reclamation was estimated using the following inputs and assumptions:

a)	Total undiscounted amount of future reclamation costs was estimated to be $5.7 million (2023 – $4.1 million).
b)	Risk-free rate of 15% (2023 – 13%).
c)	Inflation rate of 4% (2023 – 4%).
d)	Weighted average expected timing of cash outflows of 17 years (2023 – 19 years).